AMG GW&K U.S. Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 99.3%			LHC Group, Inc.*	3,167	$400,879
Consumer Discretionary - 13.3%			Medidata Solutions, Inc. *	6,102	557,540
Churchill Downs, Inc.[1]	4,033	$482,548	Portola Pharmaceuticals, Inc. *,1	9,378	250,205
Chuy's Holdings, Inc. *	10,912	258,069	Retrophin, Inc.*,1	10,761	212,960
Five Below, Inc. *	4,988	585,890	Syneos Health, Inc.*,1	10,629	543,036
Fox Factory Holding Corp. *,1	8,351	668,748	Vericel Corp. *,1	23,646	452,112
Grand Canyon Education, Inc. *	7,701	837,638	Wright Medical Group, NV (Netherlands) *	12,583	363,145
Lithia Motors, Inc. , Class A	2,319	305,830	Zogenix, Inc.*,1	7,510	361,757
Ollie's Bargain Outlet Holdings, Inc. *,1	3,819	323,431	Total Health Care		8,895,075
Oxford Industries, Inc. [1]	4,030	294,956	Industrials - 18.6%
Pool Corp. [1]	1,825	345,600	AAR Corp.	10,852	454,265
Total Consumer Discretionary		4,102,710	Dycom Industries, Inc. *	2,706	149,263
Consumer Staples - 1.8%			Exponent, Inc.	10,991	756,181
Performance Food Group Co.*	8,014	351,414	Forrester Research, Inc.	8,116	384,130
PriceSmart, Inc.	3,221	196,481	Helios Technologies, Inc.	4,501	211,367
Total Consumer Staples		547,895	JELD-WEN Holding, Inc. *	6,463	141,605
Energy - 1.0%			John Bean Technologies Corp.	3,852	457,078
Matador Resources Co.*,1	17,336	305,634	Knight-Swift Transportation Holdings, Inc. [1]	6,487	232,494
Financials - 7.4%			RBC Bearings, Inc.*	3,551	577,712
Ameris Bancorp[1]	11,440	454,969	Ritchie Bros. Auctioneers, Inc. (Canada)	13,548	488,947
Atlantic Union Bankshares Corp.	8,397	319,338	SiteOne Landscape Supply, Inc.*,1	9,334	689,503
Encore Capital Group, Inc. *,1	7,505	270,030	Spartan Motors, Inc.	27,855	334,817
Heritage Insurance Holdings, Inc.	9,429	126,726	Thermon Group Holdings, Inc.*	11,843	300,102
Houlihan Lokey, Inc.	8,720	401,120	Woodward, Inc.	4,858	544,290
Pinnacle Financial Partners, Inc.	7,829	475,533	Total Industrials		5,721,754
Stifel Financial Corp.	4,147	248,032	Information Technology - 21.9%
Total Financials		2,295,748	Bottomline Technologies, Inc.*	5,195	218,657
Health Care - 28.9%			Cabot Microelectronics Corp.	2,755	335,146
Acadia Healthcare Co., Inc. *,1	5,228	166,982	Entegris, Inc.	8,963	389,980
Aimmune Therapeutics, Inc. *,1	14,661	282,224	EPAM Systems, Inc.*	3,158	611,989
Amicus Therapeutics, Inc. *,1	32,243	399,813	ExlService Holdings, Inc. *	4,113	282,933
AtriCure, Inc. *	13,965	447,997	HubSpot, Inc. *	3,858	689,502
Biohaven Pharmaceutical Holding Co., Ltd. *	7,709	331,795	MACOM Technology Solutions Holdings, Inc.*	8,741	171,498
Bruker Corp.	6,890	329,687	Mimecast, Ltd.*	13,741	654,072
Cardiovascular Systems, Inc. *	14,329	656,698	Paylocity Holding Corp. *	7,778	794,056
Catalent, Inc.*	12,922	729,964	Power Integrations, Inc.	3,402	309,820
Dova Pharmaceuticals, Inc. *,1	17,223	275,396	Rapid7, Inc.*,1	13,680	829,692
Global Blood Therapeutics, Inc. *,1	7,690	421,412	Rogers Corp. *	3,183	505,015
Globus Medical, Inc. , Class A *	11,340	516,877	Silicon Laboratories, Inc. *	4,613	517,625
GW Pharmaceuticals PLC,			Virtusa Corp. *	10,195	455,513
ADR (United Kingdom)*,1	1,946	315,836
			Total Information Technology		6,765,498
HMS Holdings Corp. *	9,286	324,081
			Materials - 3.5%
ICU Medical, Inc. *	2,180	554,679
			Balchem Corp.	5,624	577,247

AMG GW&K U.S. Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value			Shares	Value

Materials - 3.5% (continued)				Other Investment Companies - 1.4%
PolyOne Corp.	15,408	$504,920		Dreyfus Government Cash Management Fund,
				Institutional Shares, 2.22%[3]	141,587	$141,587
Total Materials		1,082,167
Real Estate - 2.9%				Dreyfus Institutional Preferred Government

QTS Realty Trust, Inc. , Class A, REIT [1]	10,274	475,481		2.29% Money 3 Market Fund, Institutional Shares,	141,587	141,587
STAG Industrial, Inc. , REIT	14,362	426,838		JPMorgan U.S. Government Money Market Fund,
Total Real Estate		902,319		IM Shares, 2.27% [3]	145,878	145,878
Total Common Stocks				Total Other Investment Companies		429,052
(Cost $21,606,466)		30,618,800		Total Short-Term Investments
				(Cost $1,130,949)		1,130,949
	Principal
	Amount			Total Investments - 103.0%
Short-Term Investments - 3.7%				(Cost $22,737,415)		31,749,749
Joint Repurchase Agreements - 2.3%[2]				Other Assets, less Liabilities - (3.0)%		(934,609)
Citigroup Global Markets, Inc., dated 07/31/19,				Net Assets - 100.0%		$30,815,140
due 08/01/19, 2.530% total to be received
$701,946 (collateralized by various
U. S. Government Agency Obligations and
U. S. Treasuries, 0.750% - 4.818%, 08/15/19 -
09/01/37, totaling $715,935)	$701,897	701,897

* Non-income producing security.			[3] Yield shown represents the July 31, 2019, seven day average yield, which refers to the
[1] Some of these securities, amounting to $6,766,061 or 22.0% of net assets, were out on			sum of the previous seven days' dividends paid, expressed as an annual percentage.
loan to various borrowers and are collateralized by cash and various U. S. Treasury			ADR	American Depositary Receipt
Obligations. See Notes to Schedules of Portfolio of Investments.			REIT	Real Estate Investment Trust
[2] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$30,618,800	—	—	$30,618,800
Short-Term Investments
Joint Repurchase Agreements	—	$701,897	—	701,897
Other Investment Companies	429,052	—	—	429,052
Total Investments in Securities	$31,047,852	$701,897	—	$31,749,749

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Principal			Principal
	Amount	Value		Amount	Value

Corporate Bonds and Notes - 42.2%			Fidelity National Information Services, Inc.
Financials - 19.9%			5.000%, 10/15/25	$1,951,000	$2,198,728
Aircastle, Ltd.			The George Washington University
4.125%, 05/01/24	$3,173,000	$3,260,618	Series 2018
			4.126%, 09/15/48	3,148,000	3,604,608
American Tower Corp.
3.375%, 10/15/26	1,678,000	1,719,794	Georgia-Pacific LLC
			8.000%, 01/15/24	1,678,000	2,059,683
Bank of America Corp., MTN
3.875%, 08/01/25	3,636,000	3,877,091	HCA, Inc.
			5.000%, 03/15/24	2,496,000	2,710,413
The Bank of New York Mellon Corp., MTN
2.450%, 08/17/26	1,099,000	1,093,532	Kaiser Foundation Hospitals
			3.150%, 05/01/27	2,161,000	2,232,815
Berkshire Hathaway, Inc.
3.125%, 03/15/26	3,226,000	3,342,234	Kinder Morgan, Inc.
			4.300%, 03/01/28	2,017,000	2,157,735
Boston Properties LP
3.400%, 06/21/29	2,145,000	2,206,590	McDonald's Corp., MTN
			3.700%, 01/30/26	2,603,000	2,778,799
Citigroup, Inc.
(3 month LIBOR + 1.023%)			Microsoft Corp.
4.044%, 06/01/24 [1]	3,578,000	3,761,609	3.750%, 02/12/45	2,665,000	2,901,514
Crown Castle International Corp.			Parker-Hannifin Corp.
4.000%, 03/01/27	2,071,000	2,199,599	3.250%, 06/14/29	2,139,000	2,194,553
The Goldman Sachs Group, Inc.			RELX Capital, Inc.
3.500%, 11/16/26	3,241,000	3,333,170	4.000%, 03/18/29	2,107,000	2,253,548
Host Hotels & Resorts, LP			Rockwell Automation, Inc.
Series C			3.500%, 03/01/29	2,077,000	2,216,362
4.750%, 03/01/23	2,504,000	2,650,267	Verizon Communications, Inc.
JPMorgan Chase & Co.			3.875%, 02/08/29	4,160,000	4,484,168
2.950%, 10/01/26	2,238,000	2,271,213	Waste Management, Inc.
Morgan Stanley, GMTN			3.450%, 06/15/29	2,107,000	2,219,979
5.500%, 07/28/21	1,972,000	2,086,035	Total Industrials		48,418,746
National Rural Utilities Cooperative			Total Corporate Bonds and Notes
Finance Corp., MTN			(Cost $87,839,670)		91,643,313
3.250%, 11/01/25	2,122,000	2,206,921	Municipal Bonds - 8.2%
Simon Property Group LP			JobsOhio Beverage System
3.300%, 01/15/26	2,107,000	2,186,351	4.532%, 01/01/35	1,940,000	2,282,138
US Bancorp, MTN			Los Angeles Unified School District
2.950%, 07/15/22	4,217,000	4,289,091	School Improvements
Visa, Inc., MTN			5.750%, 07/01/34	3,755,000	4,811,620
3.150%, 12/14/25	2,624,000	2,740,452	Metropolitan Transportation Authority
Total Financials		43,224,567	6.687%, 11/15/40	1,925,000	2,707,744
Industrials - 22.3%			State of California
			7.550%, 04/01/39	2,750,000	4,415,675
Advocate Health & Hospitals Corp.
4.272%, 08/15/48	2,056,000	2,343,766	University of California
			3.349%, 07/01/29	3,320,000	3,565,381
AT&T, Inc.
4.250%, 03/01/27	4,080,000	4,392,040	Total Municipal Bonds
			(Cost $16,805,504)		17,782,558
Automatic Data Processing, Inc.
3.375%, 09/15/25	3,117,000	3,305,217	U. S. Government and Agency Obligations -
			48.0%
CVS Health Corp.
5.125%, 07/20/45	1,999,000	2,170,968	Fannie Mae - 28.4%
Exelon Corp.			FNMA
3.400%, 04/15/26	2,116,000	2,193,850	3.000%, 09/01/46 to 11/01/46	3,162,519	3,207,977
			3.500%, 03/01/30 to 03/01/48	12,324,812	12,813,422

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)

	Principal				Principal
	Amount	Value			Amount	Value

Fannie Mae - 28.4% (continued)			United States Treasury Notes
			2.000%, 11/30/22		$11,180,000	$11,235,027
FNMA			6.250%, 08/15/23		4,045,000	4,738,259
4.000%, 12/01/33 to 02/01/47	$12,525,643	$13,304,510
4.500%, 04/01/39 to 06/01/41	19,420,972	20,955,084	Total U. S. Treasury Obligations			27,072,077
5.000%, 02/01/34 to 08/01/40	10,385,902	11,338,042	Total U. S. Government and Agency Obligations
Total Fannie Mae		61,619,035	(Cost $102,939,652)			104,225,032

Freddie Mac - 7.1%					Shares
FHLMC Gold Pool			Short-Term Investments - 1.0%
3.000%, 06/01/43	352,112	359,132
3.500%, 07/01/32 to 05/01/44	2,809,746	2,931,356	Other Investment Companies - 1.0%
4.000%, 05/01/26	174,154	181,095	Dreyfus Government Cash Management Fund,
5.000%, 01/01/40 to 07/01/44	5,028,123	5,516,714	Institutional Shares, 2.22%[3]		729,750	729,750
FHLMC Multifamily Structured Pass			Dreyfus Institutional Preferred Government
Through Certificates			Money Market Fund, Institutional Shares,
Series K071, Class A2			2.29% [3]		729,751	729,751
3.286%, 11/25/27	3,066,000	3,265,524
Series K062, Class A2			JPMorgan U.S. Government Money Market Fund,
			IM Shares, 2.27% [3]		751,864	751,864
3.413%, 12/25/26	513,000	550,006
Series K063, Class A2			Total Short-Term Investments
3.430%, 01/25/27[2]	2,544,000	2,730,093	(Cost $2,211,365)			2,211,365
Total Freddie Mac		15,533,920	Total Investments - 99.4%
U. S. Treasury Obligations - 12.5%			(Cost $209,796,191)			215,862,268
United States Treasury Bonds			Other Assets, less Liabilities - 0.6%			1,398,532
3.500%, 02/15/39	1,800,000	2,136,726	Net Assets - 100.0%			$217,260,800
4.500%, 02/15/36	6,799,000	8,962,065

[1] Variable rate security. The rate shown is based on the latest available information as of			FHLMC	Freddie Mac
July 31, 2019.			FNMA	Fannie Mae
[2] Certain variable rate securities are not based on a published reference rate and			GMTN	Global Medium-Term Notes
spread but are determined by the issuer or agent and are based on current market			LIBOR	London Interbank Offered Rate
conditions. These securities do not indicate a reference rate and spread in their
description above.			MTN	Medium-Term Note
[3] Yield shown represents the July 31, 2019, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes †	—	$91,643,313	—	$91,643,313
Municipal Bonds	—	17,782,558	—	17,782,558
U. S. Government and Agency Obligations †	—	104,225,032	—	104,225,032
Short-Term Investments
Other Investment Companies	$2,211,365	—	—	2,211,365
Total Investments in Securities	$2,211,365	$213,650,903	—	$215,862,268

† All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S.
government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value
Common Stocks - 96.3%			Wal-Mart de Mexico, SAB de CV (Mexico)	391,460	$1,155,153
Communication Services - 9.3%			Wuliangye Yibin Co., Ltd., Class A (China)	75,803	1,316,820
Baidu, Inc., Sponsored ADR (China) *	4,416	$493,267	Total Consumer Staples		8,147,170
Bharti Infratel, Ltd. (India)	65,480	233,213	Financials - 25.9%
iQIYI, Inc. , ADR (China) *,1	49,593	921,934	AIA Group, Ltd. (Hong Kong)	388,300	3,974,549
MultiChoice Group, Ltd. (South Africa) *	34,498	323,268	Bank Mandiri Persero Tbk PT (Indonesia)	1,886,450	1,061,306
Tencent Holdings, Ltd. (China)	84,200	3,923,128	China Merchants Bank Co., Ltd., Class H (China)	364,250	1,804,459
Tencent Music Entertainment Group, ADR			Credicorp, Ltd. (Peru)	929	202,513
(China)*	63,559	906,987	Grupo Financiero Banorte, S.A.B de CV (Mexico)	350,370	1,752,787
The Walt Disney Co. (United States)	2,071	296,174	HDFC Bank, Ltd., ADR (India)	36,118	4,152,848
Zee Entertainment Enterprises, Ltd. (India)	426,988	2,235,394	Kotak Mahindra (India)	130,341	2,869,477
Total Communication Services		9,333,365	Noah Holdings, Ltd., ADR (China)*,1	18,484	597,773
Consumer Discretionary - 31.5%			Ping An Insurance Group Co. of China, Ltd.,
Alibaba Group Holding, Ltd., Sponsored ADR			Class H (China)	448,000	5,280,044
(China)*	35,431	6,133,460
			Sberbank of Russia PJSC, Sponsored ADR
Booking Holdings, Inc. (United States) *	516	973,491	(Russia)	282,101	4,187,527
Ctrip.com International, Ltd., ADR (China) *	81,855	3,190,708	Total Financials		25,883,283
Eicher Motors, Ltd. (India)	6,430	1,520,088	Health Care - 5.8%
Hermes International (France)	512	359,642	China Resources Sanjiu Medical &
			Pharmaceutical Co., Ltd., Class A (China) *	654,691	2,775,527
Huazhu Group Ltd., ADR (China) [1]	36,631	1,200,032
			CSPC Pharmaceutical Group, Ltd. (China)	243,000	421,696
Jubilant Foodworks Ltd. (India)	28,400	492,900
			Jiangsu Hengrui Medicine Co., Ltd., Class A
LVMH Moet Hennessy Louis Vuitton SE (France)	3,350	1,383,752	(China)	50,880	490,598
MakeMyTrip, Ltd. (India) *,1	46,879	1,199,634
			Novo Nordisk A/S, Class B (Denmark)	12,379	594,432
Maruti Suzuki India, Ltd. (India)	25,168	1,993,842	Ping An Healthcare and Technology Co., Ltd.
Moncler SpA (Italy)	19,162	786,798	(China)*,1,2	353,100	1,516,778
Naspers, Ltd., N Shares (South Africa)	4,883	1,190,281	Total Health Care		5,799,031
New Oriental Education & Technology Group, Inc. ,			Industrials - 2.9%
Sponsored ADR (China) *	13,608	1,419,450
			Copa Holdings, S. A. , Class A (Panama)	9,661	976,727
NIKE, Inc., Class B (United States)	3,586	308,504	FANUC Corp. (Japan)	8,600	1,528,447
Sands China, Ltd. (Macau)	988,800	4,746,109	Havells India, Ltd. (India)	39,031	364,948
Starbucks Corp. (United States)	3,166	299,789	Total Industrials		2,870,122
Tiffany & Co. (United States) [1]	5,991	562,675	Information Technology - 9.6%
Titan Co., Ltd. (India)	15,600	238,732	Infineon Technologies AG (Germany)	257,695	4,773,082
Yum China Holdings, Inc. (China)	77,124	3,509,142	Mastercard, Inc., Class A (United States)	3,446	938,242
Total Consumer Discretionary		31,509,029	Pagseguro Digital, Ltd., Class A (Brazil) *,1	9,250	402,190
Consumer Staples - 8.2%			QUALCOMM, Inc. (United States)	47,636	3,485,050
The Estee Lauder Cos., Inc. , Class A			Total Information Technology		9,598,564
(United States)	1,660	305,755
			Materials - 3.1%
Kimberly-Clark de Mexico, SAB de CV, Class A
(Mexico)	131,600	273,037	Asian Paints, Ltd. (India)	56,504	1,244,703
Kweichow Moutai Co., Ltd., Class A (China)	8,793	1,233,159	Chr Hansen Holding A/S (Denmark)	12,324	1,076,094
LG Household & Health Care, Ltd. (South Korea)	2,571	2,722,242	Novozymes A/S (Denmark)	16,720	773,220
			Total Materials		3,094,017
Shoprite Holdings, Ltd. (South Africa)	88,730	953,259
			Total Common Stocks
Unilever NV (United Kingdom)	3,239	187,745	(Cost $88,051,413)		96,234,581

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value		Shares	Value

Short-Term Investments - 4.6%			Dreyfus Institutional Preferred Government
Joint Repurchase Agreements - 1.1%[3]			Money Market Fund, Institutional Shares,
			2.29% [4]	1,172,231	$1,172,231
Bank of America Securities, Inc. , dated 07/31/19,
due 08/01/19, 2.540% total to be received			JPMorgan U.S. Government Money Market Fund,
			IM Shares, 2.27% [4]	1,207,753	1,207,753
$84,068 (collateralized by various
U. S. Treasuries, 0.125% - 3.125%, 07/15/22 -			Total Other Investment Companies		3,552,215
02/15/49, totaling $85,743)	$84,062	$84,062	Total Short-Term Investments
Citigroup Global Markets, Inc., dated 07/31/19,			(Cost $4,636,277)		4,636,277
due 08/01/19, 2.550% total to be received			Total Investments - 100.9%
$1,000,071 (collateralized by various			(Cost $92,687,690)		100,870,858
U. S. Government Agency Obligations and
U. S. Treasuries, 2.000% - 5.000%, 02/15/23 -			Other Assets, less Liabilities - (0.9)%		(883,525)
07/01/49, totaling $1,020,000)	1,000,000	1,000,000	Net Assets - 100.0%		$99,987,333
Total Joint Repurchase Agreements		1,084,062

	Shares
Other Investment Companies - 3.5%
Dreyfus Government Cash Management Fund,
Institutional Shares, 2.22% [4]	1,172,231	1,172,231

* Non-income producing security.			[3] Cash collateral received for securities lending activity was invested in these joint
[1] Some of these securities, amounting to $4,366,689 or 4.4% of net assets, were out on			repurchase agreements.
loan to various borrowers and are collateralized by cash and various U. S. Treasury			[4] Yield shown represents the July 31, 2019, seven day average yield, which refers to the
Obligations. See Notes to Schedules of Portfolio of Investments.			sum of the previous seven days' dividends paid, expressed as an annual percentage.
[2] Security exempt from registration under Rule 144A of the Securities Act of 1933. This			ADR American Depositary Receipt
security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2019, the value of these securities amounted to $1,516,778 or 1.5% of net assets.

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$18,796,885	$12,712,144	—	$31,509,029
Financials	6,705,921	19,177,362	—	25,883,283
Information Technology	4,825,482	4,773,082	—	9,598,564
Communication Services	2,941,630	6,391,735	—	9,333,365
Consumer Staples	1,733,945	6,413,225	—	8,147,170
Health Care	—	5,799,031	—	5,799,031
Materials	—	3,094,017	—	3,094,017
Industrials	976,727	1,893,395	—	2,870,122
Short-Term Investments
Joint Repurchase Agreements	—	1,084,062	—	1,084,062
Other Investment Companies	3,552,215	—	—	3,552,215
Total Investments in Securities	$39,532,805	$61,338,053	—	$100,870,858

1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at July 31, 2019:

Common
Stock
Balance as of October 31, 2018	$244,523
Accrued discounts (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	(244,523)
Balance as of July 31, 2019	—
—
Net change in unrealized appreciation/depreciation on investments still held at July 31, 2019	—

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

% of Long-Term
Country	Investments
Brazil	0.4
China	38.6
Denmark	2.5
France	1.8
Germany	5.0
Hong Kong	4.1
India	17.2
Indonesia	1.1
Italy	0.8
Japan	1.6
Macau	4.9
Mexico	3.3
Panama	1.0
Peru	0.2
Russia	4.4
South Africa	2.6
South Korea	2.8
United Kingdom	0.2
United States	7.5
100.0

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2019

	Shares	Value		Shares	Value

Common Stocks - 96.5%			Uni-President Enterprises Corp. (Taiwan)	422,000	$1,092,333

Communication Services - 11.1%			Wal-Mart de Mexico, SAB de CV (Mexico)	735,700	2,170,965

Autohome, Inc. , ADR (China) *,1	8,727	$741,795	Wuliangye Yibin Co., Ltd., Class A (China)	142,400	2,473,718

Baidu, Inc., Sponsored ADR (China) *	16,820	1,878,794	Total Consumer Staples		17,400,379

iQIYI, Inc. , ADR (China) *,1	77,788	1,446,079	Energy - 2.6%

MultiChoice Group, Ltd. (South Africa) *	178,407	1,671,786	China Petroleum & Chemical Corp., ADR (China)	14,911	956,839

NetEase, Inc. , ADR (China)	5,856	1,351,682	Novatek PJSC, Sponsored GDR (Russia)	11,501	2,399,696

Telekomunikasi Indonesia Persero Tbk PT			Reliance Industries, Ltd. (India)	95,300	1,606,537
(Indonesia)	5,230,947	1,596,389	Total Energy		4,963,072

Tencent Holdings, Ltd. (China)	198,000	9,225,409	Financials - 28.8%

Tencent Music Entertainment Group, ADR			AIA Group, Ltd. (Hong Kong)	320,000	3,275,446
(China)*	73,792	1,053,012
			Banco Bradesco, S. A. , ADR (Brazil)	431,259	3,898,581

Zee Entertainment Enterprises, Ltd. (India)	361,107	1,890,490	Banco de Chile, ADR (Chile)	44,156	1,269,043
Total Communication Services		20,855,436
			Bancolombia, S. A. , Sponsored ADR (Colombia)	43,778	2,183,647
Consumer Discretionary - 19.1%
			Bank Mandiri Persero Tbk PT (Indonesia)	4,119,800	2,317,777
Alibaba Group Holding, Ltd., Sponsored ADR
(China)*	55,091	9,536,803	Bank Rakyat Indonesia Persero Tbk PT
			(Indonesia)	8,217,835	2,604,051
Ctrip.com International, Ltd., ADR (China) *	55,226	2,152,709
			BB Seguridade Participacoes, S. A. (Brazil)	112,035	954,383
Feng TAY Enterprise Co., Ltd. (Taiwan)	395,560	2,630,499
			BDO Unibank, Inc. (Philippines)	640,655	1,842,165
Hanon Systems (South Korea)	146,399	1,439,793
			China Construction Bank Corp., Class H (China)	2,025,000	1,554,655
MakeMyTrip, Ltd. (India) *,1	50,043	1,280,600
			Credicorp, Ltd. (Peru)	13,293	2,897,741
Maruti Suzuki India, Ltd. (India)	12,344	977,908
			Dongbu Insurance Co., Ltd. (South Korea)	22,600	1,071,642

Midea Group Co., Ltd., Class A (China)	155,200	1,222,438	FirstRand, Ltd. (South Africa)[1]	519,464	2,222,692
Mr Price Group, Ltd. (South Africa)	47,620	584,547
			Grupo Financiero Banorte, S.A.B de CV (Mexico)	453,500	2,268,713
Naspers, Ltd., N Shares (South Africa)	24,059	5,864,629
			HDFC Bank, Ltd. (India)	88,200	2,877,046
New Oriental Education & Technology Group, Inc. ,
Sponsored ADR (China) *	19,389	2,022,467	Housing Development Finance Corp., Ltd. (India)	119,233	3,665,723

Sands China, Ltd. (Macau)	573,647	2,753,430	Itau Unibanco Holding, S.A., Sponsored ADR
			(Brazil)	448,876	4,107,215
Shanghai Jinjiang International Hotels
Development Co., Ltd. (China)	186,100	648,169	Kasikornbank PCL (Thailand)	281,400	1,578,150
			Noah Holdings, Ltd., ADR (China)*,1	22,437	725,613
Shenzhou International Group Holdings, Ltd.
(China)	199,200	2,747,509	OTP Bank Plc (Hungary)	56,909	2,370,030

Yum China Holdings, Inc. (China)	48,666	2,214,303	Ping An Insurance Group Co. of China, Ltd.,
			Class H (China)[1]	429,500	5,062,007
Total Consumer Discretionary		36,075,804

Consumer Staples - 9.2%			Sberbank of Russia PJSC, Sponsored ADR
			(Russia)	376,910	5,594,879
Bid Corp., Ltd. (South Africa)	113,580	2,375,770
			Total Financials		54,341,199
BIM Birlesik Magazalar AS (Turkey)	172,180	1,445,683
			Health Care - 4.1%
CP ALL PCL (Thailand)	217,600	610,403
			China Resources Sanjiu Medical &
Dino Polska SA (Poland) *,2	16,463	618,769	Pharmaceutical Co., Ltd., Class A (China) *	506,900	2,148,975

Fomento Economico Mexicano, S.A.B de CV			Fleury, S.A. (Brazil)	337,718	2,055,679
(Mexico)	185,434	1,682,320
			Odontoprev, S.A. (Brazil)	451,706	2,094,985

Inner Mongolia Yili Industrial Group Co., Ltd.,			Osstem Implant Co., Ltd. (South Korea) *	14,932	864,742
Class A (China)	304,200	1,369,251

Kweichow Moutai Co., Ltd., Class A (China)	19,300	2,706,694	Richter Gedeon Nyrt (Hungary)	37,183	654,380
			Total Health Care		7,818,761
LG Household & Health Care, Ltd. (South Korea)	807	854,473

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

					Principal
	Shares	Value			Amount	Value

Industrials - 5.5%				Daiwa Capital Markets America, dated 07/31/19,
Adani Ports & Special Economic Zone, Ltd. (India)	286,509	$1,566,278		due 08/01/19, 2.550% total to be received
				$1,389,554 (collateralized by various
The Bidvest Group, Ltd. (South Africa)	83,958	1,075,138		U. S. Government Agency Obligations and
Copa Holdings, S.A., Class A (Panama)	18,268	1,846,895		U. S. Treasuries, 0.000% - 6.500%, 09/01/19 -
				08/01/49, totaling $1,417,245)	$1,389,456	$1,389,456
Doosan Bobcat, Inc. (South Korea)	46,123	1,393,428
				HSBC Securities USA, Inc., dated 07/31/19, due
Grupo Aeroportuario del Pacifico, S. A. B de CV,				08/01/19, 2.530% total to be received $292,142
Class B (Mexico)	142,706	1,431,993		(collateralized by U.S. Treasuries, 0.000% -
Shanghai International Airport Co., Ltd., Class A				3.750%, 07/31/21 - 11/15/45, totaling $297,963)	292,121	292,121
(China)	247,669	2,957,683		Morgan Stanley & Co. LLC, dated 07/31/19, due
Total Industrials		10,271,415		08/01/19, 2.570% total to be received
Information Technology - 14.1%				$1,389,555 (collateralized by various
				U. S. Government Agency Obligations, 3.000% -
Delta Electronics, Inc. (Taiwan)	401,720	1,939,161		4.500%, 11/01/21 - 07/20/49, totaling $1,417,245)	1,389,456	1,389,456
Infosys, Ltd., Sponsored ADR (India)[1]	109,937	1,244,487
				RBC Dominion Securities, Inc. , dated 07/31/19,
Pagseguro Digital, Ltd., Class A (Brazil) *,1	29,014	1,261,529		due 08/01/19, 2.540% total to be received
Samsung Electronics Co., Ltd. (South Korea)	228,567	8,656,909		$1,389,554 (collateralized by various
				U. S. Government Agency Obligations, 3.000% -
SK Hynix, Inc. (South Korea)	49,592	3,174,589		7.000%, 02/01/37 - 05/20/49, totaling
Sunny Optical Technology Group Co., Ltd. (China)	110,700	1,280,067		$1,417,245)	1,389,456	1,389,456
Taiwan Semiconductor Manufacturing Co., Ltd.				Total Joint Repurchase Agreements		5,849,945
(Taiwan)	1,093,632	8,992,993
					Shares
Total Information Technology		26,549,735
				Other Investment Companies - 3.2%
Materials - 1.5%
				Dreyfus Government Cash Management Fund,
Grasim Industries, Ltd. (India)	81,413	929,012		Institutional Shares, 2.22%[4]	1,973,241	1,973,241
LG Chem, Ltd. (South Korea)	6,563	1,856,198		Dreyfus Institutional Preferred Government
Total Materials		2,785,210		Money Market Fund, Institutional Shares,
				2.29% [4]	1,973,240	1,973,240
Real Estate - 0.5%
Emaar Malls PJSC (United Arab Emirates)	1,566,234	903,970		JPMorgan U.S. Government Money Market Fund,
				IM Shares, 2.27% [4]	2,033,036	2,033,036
Total Common Stocks
(Cost $153,897,976)		181,964,981		Total Other Investment Companies		5,979,517
				Total Short-Term Investments
	Principal			(Cost $11,829,462)		11,829,462
	Amount
				Total Investments - 102.8%
Short-Term Investments - 6.3%				(Cost $165,727,438)		193,794,443
Joint Repurchase Agreements - 3.1%[3]				Other Assets, less Liabilities - (2.8)%		(5,205,134)
Cantor Fitzgerald Securities, Inc. , dated 07/31/19,				Net Assets - 100.0%		$188,589,309
due 08/01/19, 2.570% total to be received
$1,389,555 (collateralized by various
U. S. Government Agency Obligations and
U. S. Treasuries, 0.000% - 10.000%, 09/01/19 -
05/20/69, totaling $1,417,245)	$1,389,456	1,389,456

* Non-income producing security.			[3] Cash collateral received for securities lending activity was invested in these joint
[1] Some of these securities, amounting to $9,395,931 or 5.0% of net assets, were out on				repurchase agreements.
loan to various borrowers and are collateralized by cash and various U. S. Treasury			[4] Yield shown represents the July 31, 2019, seven day average yield, which refers to the
Obligations. See Notes to Schedules of Portfolio of Investments.			sum of the previous seven days' dividends paid, expressed as an annual percentage.
[2] Security exempt from registration under Rule 144A of the Securities Act of 1933. This			ADR	American Depositary Receipt
security may be resold in transactions exempt from registration, normally to qualified			GDR	Global Depositary Receipt
buyers. At July 31, 2019, the value of these securities amounted to $618,769 or 0.3% of net assets.

AMG GW&K Trilogy Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2019:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Financials	$19,376,578	$34,964,621	—	$54,341,199
Consumer Discretionary	17,206,882	18,868,922	—	36,075,804
Information Technology	2,506,016	24,043,719	—	26,549,735
Communication Services	8,143,148	12,712,288	—	20,855,436
Consumer Staples	5,298,968	12,101,411	—	17,400,379
Industrials	3,278,888	6,992,527	—	10,271,415
Health Care	4,805,044	3,013,717	—	7,818,761
Energy	956,839	4,006,233	—	4,963,072
Materials	—	2,785,210	—	2,785,210
Real Estate	903,970	—	—	903,970
Short-Term Investments
Joint Repurchase Agreements	—	5,849,945	—	5,849,945
Other Investment Companies	5,979,517	—	—	5,979,517
Total Investments in Securities	$68,455,850	$125,338,593	—	$193,794,443

1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended July 31, 2019, there were no transfers in or out of Level 3.

	% of Long-Term		% of Long-Term
Country	Investments	Country	Investments
Brazil	7.9	Philippines	1.0
Chile	0.7	Poland	0.3
China	31.6	Russia	4.4
Colombia	1.2	South Africa	7.6
Hong Kong	1.8	South Korea	10.6
Hungary	1.7	Taiwan	8.1
India	8.8	Thailand	1.2
Indonesia	3.6	Turkey	0.8
Macau	1.5	United Arab Emirates	0.5
Mexico	4.1		100.0
Panama	1.0
Peru	1.6

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales priceonthe primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities)
are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features
(generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds' portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”)
are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value
(“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the
Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. TheBoardwillbe presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds' own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Notes to Schedules of Portfolio of Investments (continued)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

PORTFOLIO SECURITIES LOANED

The Funds participate in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at July 31, 2019, were as follows:

		Cash	Securities	Total
	Securities	Collateral	Collateral Collateral
Fund	Loaned	Received Received Received
AMG GW&K U. S. Small Cap Growth Fund	$6,766,061	$701,897	$6,254,372	$6,956,269
AMG GW&K Trilogy Emerging Wealth Equity Fund	4,366,689	1,084,062	3,458,928	4,542,990
AMG GW&K Trilogy Emerging Markets Equity Fund	9,395,931	5,849,945	4,039,698	9,889,643

The following table summarizes the securities received as collateral for securities lending at July 31, 2019:
	Collateral	Coupon	Maturity
Fund	Type	Range	Date Range
AMG GW&K U. S. Small Cap Growth Fund	U. S. Treasury Obligations	0.000%-8.750% 08/20/19-05/15/49
AMG GW&K Trilogy Emerging Wealth Equity Fund	U. S. Treasury Obligations	0.000%-8.750% 08/20/19-05/15/49
AMG GW&K Trilogy Emerging Markets Equity Fund	U. S. Treasury Obligations	0.000%-8.750%	08/22/19-05/15/49